UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811- 22713

AETNA MULTI-STRATEGY 1099 FUND

Name of Registrant

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "1940 Act").

(1)	Title of class of securities of Aetna Multi-Strategy 1099 Fund (the "Fund") to be redeemed:

Shares of beneficial interest (“Shares”).

(2)	Date on which the securities are to be redeemed:

As of September 30, 2017.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Shares are to be redeemed pursuant to Articles 4.2 and 7.3(b) of the Fund’s Agreement and Declaration of Trust which provides that the Fund may repurchase Shares if, among other things, it would be in the best interests of the Fund, as determined by the Fund's Board of Trustees, for the Fund to repurchase the Shares.

(4)	If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Fund’s investment manager has advised the Fund’s Board of Trustees that it intends to only manage assets for its proprietary accounts. To accomplish this, the investment manager wishes to continue to manage the Fund as a private fund and close it to outside investors who are not affiliated with the investment manager. The trustees have determined that it is in the best interests of the Fund to repurchase all outstanding Shares in accounts of each shareholder who is not affiliated with the investment manager (based on net asset value per Share as of September 30, 2017), which would allow for sooner distribution to the unaffiliated investors than liquidation of the Fund, and then to deregister the Fund. The Fund intends to repurchase approximately 21% of its outstanding Shares, having an aggregate estimated net asset value of $12,300,000, representing all of the outstanding Shares residing in such non-proprietary accounts.

SIGNATURE

Pursuant to Rule 23c-2 under the 1940 Act, the registrant has caused this notification to be duly executed on its behalf in the City of West Hartford and the State of Connecticut on the 24th day of May, 2017.

AETNA MULTI-STRATEGY 1099 FUND

/s/ Brett Esterson

Name: Brett Esterson

Title: Treasurer